CONDENSED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 412,111	$ 1,745,042
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) in operating activities:
Net change in unrealized depreciation on investments	22,047	513,250
Net realized gain on investments	(138,770)	(2,907,999)
Purchases of investments	(7,025,000)	(9,430,664)
Proceeds from sales of investments	1,152,898	5,036,657
Deferred income taxes	(6,000)	662,691
Changes in operating assets and liabilities:
Prepaid expenses and other assets	59,000	(62,043)
Interest and dividends receivable	(238,643)	(144,136)
Receivable for investment sales		19,313
Accounts payable and other liabilities	35,229	21,763
Deferred interest income	272,000	144,000
Accrued income taxes	165,000
Payable for investment purchase	(1,900,000)
Net cash used in operating activities	(7,190,128)	(4,402,126)
Cash flows from financing activities:
Proceeds from line of credit	5,325,000
Payments for common stock dividend		(539,296)
Net cash provided (used) by financing activities	5,325,000	(539,296)
Net decrease in cash	(1,865,128)	(4,941,422)
Cash, beginning of period	1,936,148	5,440,579
Cash, end of period	$ 71,020	499,157
Non-cash financing activities:
Common shares issued as consideration for investment		$ 5,750